Financial Risk Management and Fair Values of Financial Instruments - Summary of Financial Instruments by Category (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	$ 63,488		$ 11,038
Financial assets at fair value through other comprehensive income
Designation of equity instruments	262,007		121,808
Financial assets at amortized cost
Cash and cash equivalents	4,113,651	$ 146,498	4,704,084
Financial assets at amortized cost	254,801		237,420
Notes receivable	599	21	765
Accounts receivable	5,364,156	191,031	4,452,904
Accounts receivable – related parties			1,045
Other receivables	51,436	1,832	89,676
Other receivables – related parties			2,948
Refundable deposits	21,186	754	21,145
Financial assets	10,131,324		9,642,833
Financial liabilities at amortized cost
Notes payable	2,899	103
Accounts payable	966,821	34,431	819,548
Other payables	3,249,403	115,719	2,977,036
Long-term bank loans (including current portion)	7,733,565		9,041,645
Guarantee deposits	21,670	$ 772	1,095
Financial liabilities	11,974,358		12,839,324
Lease liabilities (including current portion)	$ 870,495		$ 692,951